CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net income	$ 27,248	$ 3,977	$ 13,493
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,268	2,044	2,309
Amortization of marketable securities premiums and accretion of discounts, net	172	79	353
Share-based compensation related to options and RSUs granted to employees and non-employees	8,771	5,292	3,287
Decrease (increase) in accrued interest and exchange rate effect on loans, marketable securities and bank deposits	(26)	140	(32)
Decrease (increase) in deferred tax assets, net	8,329	(16,282)	2,251
Increase in trade receivables, net	(7,017)	(5,222)	(220)
Decrease (increase) in other receivables and prepaid expenses	(1,516)	259	(1,012)
Increase in inventories	(1,525)	(5,925)	(6,309)
Decrease in operating lease right-of-use assets	7,913	7,444	0
Decrease in operating lease liabilities	(6,717)	(5,456)	0
Increase (decrease) in royalty buyout liability	(9,815)	21,499	0
Increase in trade payables	356	440	549
Increase in other payables and accrued expenses	3,839	2,805	1,437
Increase in deferred revenues	5,906	12,342	9,354
Increase (decrease) in accrued severance pay, net	290	(267)	120
Net cash provided by operating activities	38,476	23,169	25,580
Cash flows from investing activities:
Purchase of property and equipment	(1,530)	(1,949)	(1,340)
Purchase of marketable securities	(54,977)	(10,025)	0
Proceeds from redemption of marketable securities	0	29,412	7,577
Investment in short-term and restricted bank deposits	(84,000)	0	(9,636)
Proceeds from short-term and restricted bank deposits	599	10,962	0
Proceeds from long-term and restricted bank deposits	600	1,200	2,307
Net cash provided by (used in) investing activities	(139,308)	29,600	(1,092)
Cash flows from financing activities:
Purchase of treasury shares	0	(8,002)	(14,321)
Repayment of bank loans	(2,497)	(2,470)	(2,508)
Cash dividends paid to shareholders	(8,442)	(6,720)	(5,761)
Payment related to the acquisition of ACS	0	(410)	(151)
Proceeds from issuance of shares upon exercise of options and warrants	2,606	3,103	5,521
Proceeds from issuance of shares in a public offering, net	85,426	0	0
Net cash provided by (used) in financing activities	77,093	(14,499)	(17,220)
Increase (decrease) in cash, cash equivalents and restricted cash	(23,739)	38,270	7,268
Cash, cash equivalents and restricted cash at beginning of period	69,773	31,503	24,235
Cash, cash equivalents and restricted cash at end of period	46,034	69,773	31,503
Supplemental disclosure of cash flow activities:
Cash paid during the period for income taxes	835	1,105	933
Cash paid during the period for interest	204	205	267
Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability	3,655	4,010	0
Inventory transferred to be used as property and equipment	$ 607	$ 270	$ 252